PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 26,630.2
Property, plant and equipment at ending	30,170.2	R$ 26,630.2
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	23,662.7	26,961.3
Cumulative translation adjustments	1,587.6	(3,717.0)
Effects of application of IAS 29 (hyperinflation)	2,672.7	1,649.2
Depreciation	(4,967.1)	(4,556.6)
Disposals and write-offs	(61.1)	(59.7)
Transfers	(9.7)	(1,229.7)
Property, plant and equipment at ending	27,134.5	23,662.7
Property, plant and equipment	76,745.0	63,417.4
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	2,967.5	3,094.4
Cumulative translation adjustments	149.8	(82.2)
Effects of application of IAS 29 (hyperinflation)	31.5	27.5
Additions	1,286.0	1,656.8
Depreciation	(1,320.1)	(1,225.7)
Disposals and write-offs	(73.2)	(506.0)
Transfers	(5.8)	2.7
Property, plant and equipment at ending	3,035.7	2,967.5
Property, plant and equipment	7,887.1	6,460.3
Gross carrying amount [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,172.2	1,350.8
Cumulative translation adjustments	102.8	(49.5)
Effects of application of IAS 29 (hyperinflation)	4.2	12.0
Additions	449.2	343.0
Depreciation	(442.2)	(451.8)
Disposals and write-offs	(46.4)	(30.5)
Transfers	(4.5)	(1.8)
Property, plant and equipment at ending	1,235.3	1,172.2
Property, plant and equipment	3,474.4	2,925.9
Gross carrying amount [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,795.3	1,743.6
Cumulative translation adjustments	47.0	(32.7)
Effects of application of IAS 29 (hyperinflation)	27.3	15.5
Additions	836.8	1,313.8
Depreciation	(877.9)	(773.9)
Disposals and write-offs	(26.8)	(475.5)
Transfers	(1.3)	4.5
Property, plant and equipment at ending	1,800.4	1,795.3
Property, plant and equipment	4,412.7	3,534.4
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(49,610.5)	(39,754.7)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(4,851.4)	(3,492.8)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,239.1)	(1,753.7)
Accumulated depreciation, amortisation and impairment [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ (2,612.3)	R$ (1,739.1)